Schedule of Investments (unaudited) November 30, 2020	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.3%
Selma Industrial Development Board, RB, Series A, 5.38%, 12/01/35	$1,745	$1,820,576

Arizona — 5.0%
Arizona Industrial Development Authority, RB(a) 4.38%, 07/01/39	1,015	1,065,405
Series A, 5.00%, 07/01/39	855	881,582
Series A, 5.00%, 07/01/49	965	982,727
Series A, 5.00%, 07/01/54	745	755,169
Industrial Development Authority of the County of Pima, RB, 5.00%, 06/15/47(a)	1,480	1,497,449
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/52(a)	825	848,529
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/39(a)	360	400,046
5.00%, 07/01/54(a)	820	885,461
Series A, 5.00%, 01/01/38	3,000	3,634,920
Salt River Project Agricultural Improvement & Power District, RB, 4.00%, 01/01/41	12,000	14,581,080
University of Arizona, Refunding RB, Series A, 5.00%, 06/01/40	2,300	2,701,327

		28,233,695

Arkansas — 0.4%
Arkansas Development Finance Authority, RB, AMT, 4.50%, 09/01/49(a)	2,395	2,524,114

California — 13.8%
California State Public Works Board, RB
Series F, 5.25%, 09/01/33	3,240	3,657,830
Series I, 5.50%, 11/01/30	4,500	5,159,790
Series I, 5.50%, 11/01/33	2,000	2,288,040
California State University, Refunding RB, Series A, 5.00%, 11/01/42	3,500	4,337,830
City of Los Angeles Department of Airports, ARB, Series D, 5.00%, 05/15/44	3,090	3,999,480
City of Los Angeles Department of Airports, RB, Series A, AMT, 5.00%, 05/15/42	1,750	2,085,597
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/47	2,880	2,969,856
Series A-2, 5.00%, 06/01/47	785	809,728
Manteca Financing Authority, RB, Series A, (AGC-ICC), 5.75%, 12/01/36	3,285	3,298,600
Milpitas Municipal Financing Authority, RB, 4.00%, 06/01/41	350	419,097
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A-1, AMT, 5.75%, 03/01/34	4,450	4,504,245
Regents of the University of California Medical Center
Pooled Revenue, Refunding RB, Series J, 5.25%, 05/15/38	2,705	2,998,817
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.50%, 05/01/28	3,330	3,699,297
Series A, AMT, 5.25%, 05/01/33	6,370	7,016,109
Series A, AMT, 5.00%, 05/01/44	3,430	3,811,313

Security	Par (000)	Value

California (continued)
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB
Series 2020, AMT, 4.00%, 05/01/40	$2,000	$2,323,700
Series A, AMT, 5.00%, 05/01/38	3,040	3,797,872
Series B, AMT, 5.00%, 05/01/46	7,855	9,056,894
University of California, Refunding RB, Series AR, 5.00%, 05/15/38	10,000	12,193,800

		78,427,895

Colorado — 3.3%
City & County of Denver Colorado Airport System Revenue, ARB
Series A, AMT, 5.50%, 11/15/28	2,700	3,063,204
Series A, AMT, 5.50%, 11/15/30	1,040	1,176,937
Series A, AMT, 5.50%, 11/15/31	1,250	1,412,662
City & County of Denver Colorado Airport System Revenue, Refunding RB, Series A, AMT, 5.00%, 12/01/43	10,500	12,799,500

		18,452,303

Connecticut — 0.0%
Connecticut State Health & Educational Facilities Authority, RB, Series A-1, 5.00%, 10/01/54(a)	235	236,290

District of Columbia — 0.2%
Washington Metropolitan Area Transit Authority, RB, Series A, 4.00%, 07/15/40	1,185	1,423,256

Florida — 5.2%
Capital Trust Agency, Inc., RB, Series A, 5.00%, 06/01/45(a)	850	860,472
County of Lee Florida Airport Revenue, Refunding RB, Series A, AMT, 5.38%, 10/01/32	7,100	7,295,534
County of Miami-Dade Seaport Department, ARB
Series A, 5.38%, 10/01/33	3,145	3,531,835
Series B, AMT, 6.25%, 10/01/38	1,405	1,591,837
Series B, AMT, 6.00%, 10/01/42	1,885	2,127,449
Esplanade Lake Club Community Development District, SAB
Series A-1, 4.00%, 11/01/40	1,080	1,104,300
Series A-1, 4.13%, 11/01/50	385	391,949
Series A-2, 4.00%, 11/01/40	500	511,250
Series A-2, 4.13%, 11/01/50	500	509,025
Florida Development Finance Corp., RB(a) AMT, 5.00%, 05/01/29	825	880,077
Series A, AMT, 5.00%, 08/01/29(b)	325	338,364
Florida Development Finance Corp., Refunding RB, Series C, 5.00%, 09/15/50(a)	475	512,230
Hillsborough County Aviation Authority, Refunding RB
Series A, AMT, 5.25%, 10/01/30	3,255	3,647,358
Sub-Series A, AMT, 5.50%, 10/01/29	5,360	6,051,226
Lee County Housing Finance Authority, RB, S/F Housing, Series A-2, AMT, (GNMA/FNMA/FHLMC), 6.00%, 09/01/40	225	228,080
Manatee County Housing Finance Authority, RB, S/F Housing, Series A, AMT, (GNMA/FNMA/FHLMC), 5.90%, 09/01/40	60	60,817

		29,641,803

Hawaii — 2.0%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/45	5,985	6,833,434

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii (continued)
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	$1,350	$1,512,432
AMT, 5.25%, 08/01/26	2,500	2,798,600

		11,144,466

Idaho — 2.0%
Idaho Health Facilities Authority, RB, 4.00%, 12/01/43	10,000	11,510,600

Illinois — 20.0%
Chicago Board of Education, Refunding GO Series A, 5.00%, 12/01/28	365	401,847
Series A, 5.00%, 12/01/29	440	486,455
Series A, 5.00%, 12/01/30	1,485	1,624,516
Chicago Board of Education, Refunding GO, CAB, Series A, 0.00%, 12/01/25(c)	395	343,527
Chicago Midway International Airport, Refunding ARB, Series A, 2nd Lien, AMT, 5.00%, 01/01/41	8,020	8,724,798
Chicago Midway International Airport, Refunding RB
Series A, 2nd Lien, AMT, 5.50%, 01/01/30	6,500	7,064,590
Series A, 2nd Lien, AMT, 5.50%, 01/01/32	6,275	6,810,759
Chicago O’Hare International Airport, ARB
Series A, 3rd Lien, 5.75%, 01/01/39	1,185	1,190,273
Series C, 3rd Lien, 6.50%, 01/01/21(d)	16,800	16,885,176
Series D, Senior Lien, 5.25%, 01/01/42	2,630	3,137,064
Chicago O’Hare International Airport, Refunding RB
Series A, 4.00%, 01/01/35	3,500	4,100,180
Series A, (AGM), 4.00%, 01/01/40	1,030	1,195,212
Series C, 4.00%, 01/01/37	4,000	4,656,480
Series C, 4.00%, 01/01/38	3,820	4,442,507
Series E, (AGM), 4.00%, 01/01/39	5,000	5,825,100
Series B, Senior Lien, 5.00%, 01/01/35	4,300	5,147,788
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/21(d)	10,960	11,509,644
Illinois Finance Authority, RB, Series A, 6.00%, 08/15/41	4,000	4,141,480
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	5,000	5,815,900
State of Illinois, GO
5.00%, 11/01/29	285	310,448
5.50%, 05/01/39	15,000	16,654,650
5.75%, 05/01/45	2,500	2,844,850

		113,313,244

Indiana — 0.2%
Indiana Finance Authority, RB, Series A, AMT, 5.00%, 07/01/40	1,240	1,332,318

Kentucky — 2.0%
Kentucky Public Energy Authority, RB, Series C-1, 4.00%, 12/01/49(b)	9,920	11,234,598

Massachusetts — 7.8%
Commonwealth of Massachusetts Refunding GOL, Series D, 4.00%, 11/01/41(e)	1,000	1,226,710
Commonwealth of Massachusetts, GO, Series G, 4.00%, 09/01/42	22,535	25,748,942
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/41	4,710	5,595,904

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Educational Financing Authority, RB, AMT, 5.00%, 01/01/27	$1,000	$1,143,690
Massachusetts Housing Finance Agency, Refunding RB, Series G, 3.45%, 12/01/30	3,100	3,383,185
Massachusetts School Building Authority, RB, Sub-Series B, 4.00%, 02/15/42	6,200	6,843,560

		43,941,991

Michigan — 2.1%
City of Detroit Michigan Water Supply System Revenue, RB, Series B, 2nd Lien, (AGM), 6.25%, 07/01/36	10	10,044
Michigan Finance Authority, RB, 4.00%, 02/15/44	10,000	11,440,500
Michigan Finance Authority, Refunding RB, 5.00%, 11/15/41	525	619,600

		12,070,144

Mississippi — 2.6%
Mississippi Development Bank, RB
(AGM), 6.75%, 12/01/31	3,775	4,461,333
(AGM), 6.75%, 12/01/33	2,350	2,767,901
(AGM), 6.88%, 12/01/40	6,405	7,482,897

		14,712,131

New Jersey — 12.9%
New Jersey Economic Development Authority, RB
AMT, (AGM), 5.00%, 01/01/31	2,425	2,677,709
AMT, 5.38%, 01/01/43	7,000	7,676,480
New Jersey Economic Development Authority, Refunding RB, Series BBB, 5.50%, 06/15/30	4,080	4,898,244
New Jersey Higher Education Student Assistance Authority, Refunding RB, 1st Series, AMT, 5.75%, 12/01/28	1,705	1,767,198
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.50%, 06/15/39	8,175	8,850,255
Series BB, 5.00%, 06/15/44	5,000	5,754,750
Series S, 5.25%, 06/15/43	10,000	11,827,300
New Jersey Turnpike Authority, Refunding RB, Series A, 5.00%, 01/01/34	1,685	2,007,863
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 07/15/36	10,000	10,054,600
Tobacco Settlement Financing Corp., Refunding RB, Sub-Series B, 5.00%, 06/01/46	15,000	17,301,150

		72,815,549

New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/39	310	331,390

New York — 10.3%
City of New York, GO, Sub-Series F-1, 5.00%, 04/01/40	4,850	5,950,756
Hudson Yards Infrastructure Corp., RB, 5.75%, 02/15/47	8,820	8,912,434
Metropolitan Transportation Authority, RB
Series A-1, 5.25%, 11/15/39	7,005	7,585,084
Series C, 5.00%, 11/15/38	4,450	4,665,113
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/55	4,500	5,249,385
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series C-3, 4.00%, 05/01/43	5,000	5,714,100

2

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Water & Sewer System, RB, Series DD-1, 4.00%, 06/15/50	$5,580	$6,606,274
New York Convention Center Development Corp., RB, CAB, Series B, Sub-Lien, (BAM), 0.00%, 11/15/40(c)	7,000	3,770,480
New York Liberty Development Corp., Refunding RB, Series 1, Class 1, 5.00%, 11/15/44(a)	1,730	1,798,612
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	630	735,273
AMT, 5.00%, 10/01/40	1,775	2,046,610
Triborough Bridge & Tunnel Authority, Refunding RB, Series B, 5.00%, 11/15/38	4,400	5,336,408

		58,370,529

Ohio — 4.4%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	8,530	9,560,595
Ohio Turnpike & Infrastructure Commission, RB
Series A-1, Junior Lien, 5.25%, 02/15/31	5,145	5,670,253
Series A-1, Junior Lien, 5.25%, 02/15/32	2,250	2,477,542
State of Ohio, RB, 4.00%, 01/01/41	6,000	7,040,400
State of Ohio, Refunding RB, Series A, 4.00%, 01/01/28(d)	25	31,065

		24,779,855

Pennsylvania — 5.7%
Bristol Township School District, GO, (SAW), 5.25%, 06/01/37	3,000	3,309,840
Pennsylvania Turnpike Commission, RB
Series A, 5.25%, 12/01/44	5,000	6,358,700
Sub-Series A, 5.50%, 12/01/46	18,570	22,741,751

		32,410,291

Puerto Rico — 4.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax
Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	719	778,663
Series A-1, Restructured, 5.00%, 07/01/58	6,203	6,822,804
Series A-2, Restructured, 4.33%, 07/01/40	12,484	13,298,456
Series A-2, Restructured, 4.78%, 07/01/58	488	528,104
Series B-1, Restructured, 4.75%, 07/01/53	749	811,624
Series B-2, Restructured, 4.78%, 07/01/58	726	787,252
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	8,018	2,399,306

		25,426,209

South Carolina — 5.6%
Charleston County Airport District, ARB
Series A, AMT, 5.50%, 07/01/38	3,000	3,317,370
Series A, AMT, 6.00%, 07/01/38	5,270	5,894,126
Series A, AMT, 5.50%, 07/01/41	4,170	4,593,881
Charleston County Airport District, RB, Series A, AMT, 5.25%, 07/01/25	4,490	5,007,697
County of Charleston South Carolina, ARB, 5.25%, 12/01/38	6,735	7,628,196
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/37	4,480	5,364,710

		31,805,980

Texas — 11.6%
City of Beaumont Texas, GO, 5.25%, 03/01/23(d)	4,190	4,658,358

Security	Par (000)	Value

Texas (continued)
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	$410	$422,743
City of Houston Texas Airport System Revenue, Refunding RB
Series A, AMT, 5.00%, 07/01/27	400	412,644
Series A, AMT, 6.63%, 07/15/38	700	729,750
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/21(d)	4,575	4,765,732
Dallas Fort Worth International Airport, RB
Series A, AMT, 5.00%, 11/01/28	2,000	2,161,620
Series B, AMT, 5.00%, 11/01/29	1,490	1,607,233
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	3,735	4,174,348
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(a)	800	823,272
North Texas Tollway Authority, Refunding RB, (AGM-CR), 6.00%, 01/01/21(d)	5,555	5,580,775
Red River Education Finance Corp., RB, 5.25%, 03/15/23(d)	7,170	7,981,071
State of Texas, GO, 5.00%, 04/01/43	15,550	18,771,649
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	445	485,624
Texas Water Development Board, RB
3.00%, 08/01/39	1,000	1,143,080
5.25%, 10/15/46	4,780	5,919,217
Series B, 4.00%, 10/15/43	5,000	5,939,550

		65,576,666

Utah — 2.7%
County of Utah, RB, Series B, 5.00%, 05/15/46	8,590	10,165,922
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/49(a)	320	328,998
Utah State University, RB, Series B, (AGM), 4.00%, 12/01/45	4,390	4,979,006

		15,473,926

Washington — 0.6%
State of Washington, GO, Series C, 5.00%, 02/01/41	2,500	3,143,975

Wisconsin(a) — 0.8%
Public Finance Authority, RB
Series A, 5.00%, 07/15/39	165	174,672
Series A, 5.00%, 07/15/49	630	655,440
Series A, 5.00%, 10/15/50	1,695	1,788,073
Series A, 5.00%, 07/15/54	300	310,284
Series A-1, 5.00%, 01/01/55	945	957,370
Public Finance Authority, Refunding RB, 5.00%, 09/01/49	520	507,660

		4,393,499

Total Municipal Bonds — 126.1% (Cost: $666,075,494)		714,547,293

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

Alabama — 8.3%
Alabama Special Care Facilities Financing Authority-Birmingham AL, Refunding RB, Series B, 5.00%, 11/15/46	39,718	46,860,143

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Massachusetts — 4.6%
Commonwealth of Massachusetts, GO, Series E, 5.25%, 09/01/43	$20,000	$25,751,400

Michigan — 2.0%
Michigan Finance Authority, Refunding RB, Series A, 4.00%, 12/01/40	10,100	11,491,679

Nevada — 2.0%
County of Clark Nevada, GO, 4.00%, 07/01/47	10,000	11,158,500

New Jersey — 0.5%
New Jersey Transportation Trust Fund Authority, RB, Series B, 5.25%, 06/15/36(g)
	2,961	3,068,617

New York — 16.7%
Hudson Yards Infrastructure Corp, Refunding RB,
Series A, 4.00%, 02/15/44	30,165	33,591,137
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, 5.00%, 07/15/43
	11,825	14,556,809
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series B-1, 4.00%, 11/01/41
	20,000	23,508,600
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	13,950	14,551,952
New York Liberty Development Corp., Refunding RB, 5.75%, 11/15/51(g)	8,200	8,593,739

		94,802,237

Pennsylvania — 1.9%
Geisinger Authority, Refunding RB, Series A, 4.00%, 06/01/41	10,000	10,728,800

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 36.0% (Cost: $191,264,859)		203,861,376

Total Long-Term Investments — 162.1% (Cost: $857,340,353)		918,408,669

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(h)(i)
3,630,686		$3,631,049

Total Short-Term Securities — 0.6% (Cost: $3,631,255)		3,631,049

Total Investments — 162.7% (Cost: $860,971,608)		922,039,718

Other Assets Less Liabilities — 1.9%		10,348,019

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.2)%		(91,560,188)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (48.4)%		(274,251,292)

Net Assets Applicable to Common Shares — 100.0%		$566,576,257

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	When-issued security.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between December 15, 2020 to May 15, 2021, is $6,643,355.

(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$17,313,007	$—	$(13,681,845	)(a)	$93	$(206)	$3,631,049	3,630,686	$206	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

4

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock MuniHoldings Investment Quality Fund (MFL)

Fair Value Hierarchy as of Period End (continued)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$714,547,293	$—	$714,547,293
Municipal Bonds Transferred to Tender Option Bond Trusts	—	203,861,376	—	203,861,376
Short-Term Securities
Money Market Funds	3,631,049	—	—	3,631,049

	$3,631,049	$918,408,669	$—	$922,039,718

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(91,534,330)	$—	$(91,534,330)
VRDP Shares at Liquidation Value	—	(274,600,000)	—	(274,600,000)

	$—	$(366,134,330)	$—	$(366,134,330)

Portfolio Abbreviation

AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

GOL	General Obligation Ltd.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

SCHEDULE OF INVESTMENTS	5